Loans and Allowance for Credit Losses [Text Block]	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]
4.	LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2018 and 2019 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2018	2019
	(in millions)
Domestic:
Manufacturing	¥10,876,625	¥11,153,996
Construction	781,262	717,664
Real estate	11,763,769	11,706,419
Services	2,689,086	2,653,191
Wholesale and retail	7,989,080	7,643,397
Banks and other financial institutions(1)	4,818,364	5,213,020
Communication and information services	1,551,533	1,510,596
Other industries	8,939,291	8,756,483
Consumer	16,287,332	15,802,024

Total domestic	65,696,342	65,156,790

Foreign:
Governments and official institutions	920,538	841,695
Banks and other financial institutions(1)	12,851,570	11,641,373
Commercial and industrial	30,591,173	31,951,169
Other	7,270,928	7,597,502

Total foreign	51,634,209	52,031,739

Unearned income, unamortized premiums—net and deferred loan fees—net	(294,656)	(304,588)

Total(2)	¥117,035,895	¥116,883,941

Notes:

(1)	Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥226,923 million and ¥291,794 million at March 31, 2018 and 2019, respectively.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings, and Krungsri based on the grouping used by the MUFG Group to determine the allowance for credit losses. See Note 1 for further information.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.

The nonaccrual loans by class at March 31, 2018 and 2019 is shown below:

	2018	2019
	(in millions)
Commercial
Domestic	¥332,994	¥272,777
Manufacturing	77,163	65,896
Construction	10,791	9,813
Real estate	33,317	23,152
Services	30,717	26,188
Wholesale and retail	108,175	94,531
Banks and other financial institutions	1,145	898
Communication and information services	13,815	11,955
Other industries	37,549	25,406
Consumer	20,322	14,938
Foreign-excluding MUAH and Krungsri	109,516	111,002
Residential	69,464	68,499
Card	61,387	61,419
MUAH	52,282	46,549
Krungsri	121,286	127,424

Total(1)	¥746,929	¥687,670

Note:
(1)	The above table does not include loans held for sale of ¥61 million and ¥12,702 million at March 31, 2018 and 2019, respectively, and loans acquired with deteriorated credit quality of ¥6,659 million and ¥6,284 million at March 31, 2018 and 2019, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and TDRs. The following table shows information about impaired loans by class at March 31, 2018 and 2019:

	Recorded Loan Balance
At March 31, 2018:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥626,469	¥188,984	¥815,453	¥875,795	¥331,851
Manufacturing	361,268	36,566	397,834	408,124	166,098
Construction	10,936	7,172	18,108	18,490	7,921
Real estate	43,553	23,053	66,606	71,809	10,665
Services	38,097	16,600	54,697	59,335	25,890
Wholesale and retail	128,661	49,628	178,289	189,404	94,832
Banks and other financial institutions	1,125	26	1,151	1,151	972
Communication and information services	18,782	7,852	26,634	28,082	16,041
Other industries	12,978	34,282	47,260	67,525	5,350
Consumer	11,069	13,805	24,874	31,875	4,082
Foreign-excluding MUAH and Krungsri	122,243	40,249	162,492	190,518	82,855
Loans acquired with deteriorated credit quality	7,837	—	7,837	15,470	4,324
Residential(4)	105,089	6,261	111,350	134,777	16,928
Card(4)	66,964	388	67,352	74,840	21,223
MUAH(4)	48,895	33,650	82,545	94,565	7,743
Krungsri(4)	58,529	25,565	84,094	90,957	29,402

Total(3)	¥1,036,026	¥295,097	¥1,331,123	¥1,476,922	¥494,326

	Recorded Loan Balance
At March 31, 2019:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥560,474	¥157,465	¥717,939	¥759,399	¥227,004
Manufacturing	349,597	28,189	377,786	384,306	92,919
Construction	8,366	5,975	14,341	14,779	6,574
Real estate	20,848	29,961	50,809	55,943	5,704
Services	30,239	13,020	43,259	46,838	20,059
Wholesale and retail	118,253	45,620	163,873	175,714	84,503
Banks and other financial institutions	1,012	21	1,033	1,033	830
Communication and information services	8,794	6,929	15,723	16,587	6,817
Other industries	13,772	17,989	31,761	38,342	6,874
Consumer	9,593	9,761	19,354	25,857	2,724
Foreign-excluding MUAH and Krungsri	127,521	34,484	162,005	183,133	85,966
Loans acquired with deteriorated credit quality	8,136	—	8,136	14,990	5,450
Residential(4)	97,176	6,495	103,671	120,526	14,357
Card(4)	64,691	330	65,021	72,226	21,829
MUAH(4)	46,552	23,208	69,760	83,300	8,294
Krungsri(4)	57,066	26,193	83,259	90,377	28,254

Total(3)	¥961,616	¥248,175	¥1,209,791	¥1,323,951	¥391,154

Notes:

(1)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
(2)	Included in impaired loans at March 31, 2018 and 2019 are accrual TDRs as follows: ¥536,748 million and ¥497,013 million—Commercial; ¥40,734 million and ¥34,449 million—Residential; ¥28,541 million and ¥26,183 million—Card; ¥39,333 million and ¥33,155 million—MUFG Americas Holdings; and ¥24,899 million and ¥26,851 million—Krungsri, respectively.
(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥61 million and ¥12,702 million at March 31, 2018 and 2019, respectively.
(4)	Impaired Loans for Residential, Card, MUAH and Krungsri segments in the above table include loans acquired with deteriorated credit quality.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017		2018		2019
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,137,501	¥14,116	¥918,093	¥9,441	¥766,847	¥12,383
Manufacturing	601,256	5,845	472,081	3,787	387,725	6,057
Construction	26,684	434	19,465	281	15,721	291
Real estate	96,229	1,593	74,087	1,146	57,850	1,069
Services	81,967	1,236	59,916	794	48,945	1,044
Wholesale and retail	238,798	3,466	186,356	2,347	171,687	2,848
Banks and other financial institutions	2,272	11	1,729	8	1,330	8
Communication and information services	27,531	570	25,461	388	22,478	491
Other industries	24,709	397	50,377	215	39,178	234
Consumer	38,055	564	28,621	475	21,933	341
Foreign-excluding MUAH and Krungsri	291,612	5,132	209,297	4,244	159,999	3,127
Loans acquired with deteriorated credit quality	9,974	432	8,591	492	7,814	182
Residential	133,876	1,883	119,409	1,563	107,165	1,620
Card	75,809	2,483	69,831	1,993	66,187	1,614
MUAH	91,690	1,664	83,504	1,993	71,162	2,292
Krungsri	51,597	2,201	75,370	3,899	83,165	4,995

Total	¥1,792,059	¥27,911	¥1,484,095	¥23,625	¥1,262,339	¥26,213

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017	2018	2019
	(in millions)
Accrual TDRs:
Balance at beginning of fiscal year	¥613,844	¥819,819	¥670,255
Additions (new accrual TDR status)(1)	492,269	144,368	71,033
Transfers to other impaired loans (including nonaccrual TDRs)	(40,182)	(25,122)	(19,053)
Loans sold	(1,637)	(39,378)	(26)
Principal payments and other	(244,475)	(229,432)	(104,558)

Balance at end of fiscal year(1)	¥819,819	¥670,255	¥617,651

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	¥1,111,306	¥896,031	¥660,868
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	541,789	281,275	222,003
Charge-off	(106,097)	(98,355)	(55,309)
Transfers to accrual TDRs	(333,478)	(43,858)	(22,110)
Loans sold	(44,984)	(31,581)	(26,022)
Principal payments and other	(272,505)	(342,644)	(187,290)

Balance at end of fiscal year(1)	¥896,031	¥660,868	¥592,140

Notes:

(1)	For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017. For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018. For the fiscal year ended March 31, 2019, lease receivables of ¥2,947 million and ¥2,088 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,060 million and ¥3,361 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2019.
(2)	Included in the additions of other impaired loans for the fiscal years ended March 31, 2017, 2018 and 2019 are nonaccrual TDRs as follows: ¥11,699 million, ¥12,002 million and ¥13,493 million—Card; ¥25,023 million, ¥12,799 million and ¥12,738 million—MUFG Americas Holdings; and ¥7,471 million, ¥12,280 million and ¥10,519 million—Krungsri, respectively.

Troubled Debt Restructurings

The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2017, 2018 and 2019:

	2017		2018		2019
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥377,563	¥377,563	¥70,380	¥69,021	¥36,693	¥36,693
Manufacturing	335,347	335,347	35,954	35,954	11,654	11,654
Construction	1,377	1,377	1,020	1,020	703	703
Real estate	7,457	7,457	1,269	1,269	948	948
Services	5,268	5,268	4,139	4,139	2,141	2,141
Wholesale and retail	22,868	22,868	16,280	14,921	19,315	19,315
Banks and other financial institutions	—	—	246	246	—	—
Communication and information services	2,405	2,405	9,643	9,643	268	268
Other industries	1,493	1,493	761	761	472	472
Consumer	1,348	1,348	1,068	1,068	1,192	1,192
Foreign-excluding MUAH and Krungsri	58,178	58,178	25,522	25,522	5,692	5,692
Loans acquired with deteriorated credit quality	1,030	1,030	—	—	50	50
Residential(1)(3)	13,092	13,092	9,763	9,763	7,379	7,379
Card(2)(3)	17,256	16,759	17,436	16,912	19,685	18,837
MUAH(2)(3)	38,558	38,449	40,578	38,224	19,837	19,837
Krungsri(2)(3)	32,340	32,340	24,015	23,929	24,392	24,330

Total	¥538,017	¥537,411	¥187,694	¥183,371	¥113,728	¥112,818

	2017	2018	2019
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥4,587	¥4,067	¥11,002
Manufacturing	1,373	839	312
Construction	11	—	89
Real estate	38	10	—
Services	217	822	473
Wholesale and retail	2,530	2,231	1,713
Banks and other financial institutions	—	—	—
Communication and information services	385	140	8,365
Other industries	—	—	50
Consumer	33	25	—
Foreign-excluding MUAH and Krungsri	11,268	—	—
Loans acquired with deteriorated credit quality	—	—	—
Residential(1)(3)	231	159	362
Card(2)(3)	3,661	4,191	3,442
MUAH(2)(3)	6,624	2,565	349
Krungsri(2)(3)	3,984	4,789	7,926

Total	¥30,355	¥15,771	¥23,081

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans.
(3)	For the fiscal year ended March 31, 2017, extension of the stated maturity date of loans was the primary concession type in the Residential segment, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals were the primary concession type in the MUFG Americas Holdings and Krungsri segments. For the fiscal year ended March 31, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals were the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2018 and 2019:

	2018	2019
	(in millions)
Commercial(1)
Domestic	¥482,566	¥445,312
Manufacturing	320,702	311,890
Construction	7,362	4,591
Real estate	33,289	27,657
Services	23,987	17,135
Wholesale and retail	70,119	69,350
Banks and other financial institutions	6	135
Communication and information services	12,837	3,780
Other industries	9,712	6,357
Consumer	4,552	4,417
Foreign-excluding MUAH and Krungsri	54,182	51,701
Residential(1)	40,734	34,449
Card(2)	67,352	65,021
MUAH(2)	65,373	48,128
Krungsri(2)	54,036	62,980

Total	¥764,243	¥707,591

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2018 and 2019 are nonaccrual TDRs as follows: ¥38,811 million and ¥38,838 million—Card; ¥26,040 million and ¥14,973 million—MUFG Americas Holdings; and ¥24,855 million and ¥31,069 million—Krungsri, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal years ended March 31, 2017, 2018 and 2019 was not material.

TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.

TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.

In regards to the Card, MUFG Americas Holdings and Krungsri segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUFG Americas Holdings segment, and six months or more within the Krungsri segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

The MUFG Group provided commitments to extend credit to customers with TDRs. The amounts of such commitments were ¥172,159 million and ¥169,819 million at March 31, 2018 and 2019, respectively. See Note 25 for further discussion of commitments to extend credit.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2018 and 2019 are shown below:

At March 31, 2018:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥49,050,274	¥1,690,924	¥271,456	¥51,012,654
Manufacturing	10,215,497	596,662	57,730	10,869,889
Construction	727,932	43,673	9,116	780,721
Real estate	11,379,291	279,931	32,692	11,691,914
Services	2,467,540	175,733	24,081	2,667,354
Wholesale and retail	7,518,383	374,706	77,870	7,970,959
Banks and other financial institutions	4,800,281	10,923	1,145	4,812,349
Communication and information services	1,491,093	48,153	11,958	1,551,204
Other industries	8,780,517	120,466	36,951	8,937,934
Consumer	1,669,740	40,677	19,913	1,730,330
Foreign-excluding MUAH and Krungsri	36,049,123	569,137	108,276	36,726,536
Loans acquired with deteriorated credit quality	12,035	11,728	3,562	27,325

Total	¥85,111,432	¥2,271,789	¥383,294	¥87,766,515

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,012,978	¥67,258	¥14,080,236
Card	¥528,108	¥61,707	¥589,815

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥4,360,445	¥14,238	¥4,509,044	¥59,890	¥116,842	¥9,060,459

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥5,284,018	¥198,526	¥123,106	¥5,605,650

At March 31, 2019:			Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
			(in millions)
Commercial
Domestic			¥49,391,991	¥1,242,075	¥217,745	¥50,851,811
Manufacturing			10,819,594	279,801	47,968	11,147,363
Construction			672,152	37,236	7,857	717,245
Real estate			11,403,613	222,791	22,515	11,648,919
Services			2,436,489	174,784	19,953	2,631,226
Wholesale and retail			7,240,801	329,249	68,736	7,638,786
Banks and other financial institutions			5,199,889	7,654	898	5,208,441
Communication and information services			1,465,652	34,542	10,172	1,510,366
Other industries			8,610,464	119,581	24,947	8,754,992
Consumer			1,543,337	36,437	14,699	1,594,473
Foreign-excluding MUAH and Krungsri			35,418,267	562,854	112,103	36,093,224
Loans acquired with deteriorated credit quality			11,622	10,833	3,790	26,245

Total			¥84,821,880	¥1,815,762	¥333,638	¥86,971,280

				Accrual	Nonaccrual	Total(1)
				(in millions)
Residential				¥13,661,794	¥66,290	¥13,728,084
Card				¥516,983	¥61,599	¥578,582

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥4,752,021	¥15,540	¥4,699,698	¥51,948	¥88,356	¥9,607,563

			Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
			(in millions)
Krungsri			¥5,682,245	¥199,070	¥129,222	¥6,010,537

Notes:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥953 million and ¥689 million as of March 31, 2018 and 2019, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).

Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.

Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the MUFG Americas Holdings segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the MUFG Americas Holdings segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

Loans within the Krungsri segment are categorized as Normal, Special Mention, Substandard, Doubtful, and Doubtful of Loss primarily based on their delinquency status. Loans categorized as Special Mention generally represent those that have the overdue principal or interest payments for a cumulative period exceeding one month commencing from the contractual due date. Loans categorized as Substandard, Doubtful or Doubtful of Loss generally represent those that have the overdue principal or interest payments for a cumulative period exceeding three months commencing from the contractual due date.

For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the MUFG Americas Holdings and Krungsri segments, credit quality indicators are generally based on information as of December 31.

Past Due Analysis

Ages of past due loans by class at March 31, 2018 and 2019 are shown below:

At March 31, 2018:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,290	¥43,913	¥57,203	¥50,955,451	¥51,012,654	¥6,419
Manufacturing	1,495	1,300	2,795	10,867,094	10,869,889	—
Construction	359	437	796	779,925	780,721	—
Real estate	2,090	3,225	5,315	11,686,599	11,691,914	1,633
Services	1,025	620	1,645	2,665,709	2,667,354	26
Wholesale and retail	3,886	4,198	8,084	7,962,875	7,970,959	1,349
Banks and other financial institutions	—	21	21	4,812,328	4,812,349	—
Communication and information services	657	328	985	1,550,219	1,551,204	—
Other industries	251	28,315	28,566	8,909,368	8,937,934	—
Consumer	3,527	5,469	8,996	1,721,334	1,730,330	3,411
Foreign-excluding MUAH and Krungsri	12,512	19,655	32,167	36,694,369	36,726,536	1,083
Residential	78,073	19,399	97,472	13,974,118	14,071,590	10,806
Card	18,887	32,218	51,105	528,284	579,389	—
MUAH	23,145	13,648	36,793	9,009,426	9,046,219	771
Krungsri	116,665	99,315	215,980	5,383,477	5,599,457	—

Total	¥262,572	¥228,148	¥490,720	¥116,545,125	¥117,035,845	¥19,079

At March 31, 2019:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥11,551	¥30,648	¥42,199	¥50,809,612	¥50,851,811	¥6,900
Manufacturing	1,597	3,036	4,633	11,142,730	11,147,363	—
Construction	218	60	278	716,967	717,245	1
Real estate	2,034	4,256	6,290	11,642,629	11,648,919	2,524
Services	778	569	1,347	2,629,879	2,631,226	1
Wholesale and retail	2,791	2,390	5,181	7,633,605	7,638,786	62
Banks and other financial institutions	—	21	21	5,208,420	5,208,441	—
Communication and information services	411	758	1,169	1,509,197	1,510,366	—
Other industries	365	13,037	13,402	8,741,590	8,754,992	—
Consumer	3,357	6,521	9,878	1,584,595	1,594,473	4,312
Foreign-excluding MUAH and Krungsri	10,881	19,993	30,874	36,062,350	36,093,224	236
Residential	62,686	16,615	79,301	13,641,449	13,720,750	6,584
Card	17,203	30,568	47,771	527,421	575,192	—
MUAH	28,696	10,827	39,523	9,557,501	9,597,024	2,287
Krungsri	126,313	106,777	233,090	5,771,541	6,004,631	—

Total	¥257,330	¥215,428	¥472,758	¥116,369,874	¥116,842,632	¥16,007

Note:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2017, 2018 and 2019 are shown below:

Fiscal year ended March 31, 2017:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130
Provision for (reversal of) credit losses	177,295	12,224	13,289	(62)	50,942	253,688
Charge-offs	108,262	5,339	16,309	32,074	51,774	213,758
Recoveries	21,124	1,853	1,998	2,916	16,058	43,949

Net charge-offs	87,138	3,486	14,311	29,158	35,716	169,809
Others(1)	(6,030)	—	—	(5,501)	(1,290)	(12,821)

Balance at end of fiscal year	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188

Fiscal year ended March 31, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥900,686	¥67,336	¥30,165	¥73,733	¥110,268	¥1,182,188
Provision for (reversal of) credit losses	(297,401)	(22,291)	23,422	(9,309)	64,732	(240,847)
Charge-offs	134,807	3,838	22,696	14,701	56,067	232,109
Recoveries	24,913	1,339	1,228	6,140	17,490	51,110

Net charge-offs	109,894	2,499	21,468	8,561	38,577	180,999
Others(1)	(2,293)	—	—	(2,098)	8,173	3,782

Balance at end of fiscal year	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124

Fiscal year ended March 31, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124
Provision for (reversal of) credit losses	(43,850)	(4,480)	23,809	9,277	49,574	34,330
Charge-offs	76,664	274	24,310	13,224	59,569	174,041
Recoveries	17,565	834	932	3,733	21,053	44,117

Net charge-offs	59,099	(560)	23,378	9,491	38,516	129,924
Others(1)	1,466	—	—	(970)	(10,842)	(10,346)

Balance at end of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥658,184

Note:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2018 and 2019 are shown below:

At March 31, 2018:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥414,706	¥16,644	¥21,223	¥7,743	¥29,402	¥489,718
Collectively evaluated for impairment	64,375	24,718	10,884	45,571	115,161	260,709
Loans acquired with deteriorated credit quality(2)	12,017	1,184	12	451	33	13,697

Total	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124

Loans:
Individually evaluated for impairment	¥977,945	¥110,197	¥66,957	¥82,545	¥84,094	¥1,321,738
Collectively evaluated for impairment	86,761,245	13,961,393	512,432	8,963,679	5,515,363	115,714,112
Loans acquired with deteriorated credit quality(2)	27,325	8,646	10,426	15,188	6,193	67,778

Total(1)	¥87,766,515	¥14,080,236	¥589,815	¥9,061,412	¥5,605,650	¥117,103,628

At March 31, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥312,970	¥14,175	¥21,829	¥8,294	¥28,254	¥385,522
Collectively evaluated for impairment	63,366	23,413	10,708	44,282	116,529	258,298
Loans acquired with deteriorated credit quality(2)	13,279	1,038	13	5	29	14,364

Total	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥658,184

Loans:
Individually evaluated for impairment	¥879,944	¥102,948	¥64,752	¥69,760	¥83,259	¥1,200,663
Collectively evaluated for impairment	86,065,091	13,617,802	510,440	9,527,264	5,921,372	115,641,969
Loans acquired with deteriorated credit quality(2)	26,245	7,334	3,390	11,228	5,906	54,103

Total(1)	¥86,971,280	¥13,728,084	¥578,582	¥9,608,252	¥6,010,537	¥116,896,735

Notes:

(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease from charge-offs in the allowance for credit losses amounting to ¥11.0 billion and ¥12.2 billion for the fiscal years ended March 31, 2017 and 2018, respectively, and an increase from recoveries in the allowance for credit losses amounting to ¥15.1 billion for the fiscal year ended March 31, 2019 due to loan disposal activity.

The MUFG Group sold ¥833 billion, ¥1,409 billion and ¥1,769 billion of loans within the Commercial segment during the fiscal years ended March 31, 2017, 2018 and 2019, respectively.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2018	2019
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisition	¥537	¥3,880
Cash flows expected to be collected at acquisition	197	1,449
Fair value of loans at acquisition	197	1,449
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥40,917	¥29,672
Additions	—	—
Accretion	(14,067)	(7,178)
Disposals	(11)	—
Reclassifications from (to) nonaccretable difference	3,267	896
Foreign currency translation adjustments	(434)	(230)

Balance at end of fiscal year	¥29,672	¥23,160

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥223,695	¥180,011
Outstanding balance at end of fiscal year	180,011	161,525
Carrying amount at beginning of fiscal year	91,176	67,778
Carrying amount at end of fiscal year	67,778	54,103
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥197	¥1,449
Carrying amount at end of fiscal year	6,659	6,284
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	¥14,523	¥13,697
Additional provisions during fiscal year	2,285	1,744
Reductions of allowance during fiscal year	732	401
Balance of allowance for credit losses at end of fiscal year	13,697	14,364

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2018 and 2019, the components of the investment in direct financing leases were as follows:

	2018	2019
	(in millions)
Minimum lease payments receivable	¥1,862,664	¥1,922,339
Estimated residual values of leased property	31,650	27,468
Less—unearned income	(279,081)	(299,283)

Net investment in direct financing leases	¥1,615,233	¥1,650,524

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2019 were as follows:

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2020	¥510,439
2021	425,023
2022	353,355
2023	240,609
2024	171,286
2025 and thereafter	221,627

Total minimum lease payment receivables	¥1,922,339

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual borrowers in Japan and overseas in the normal course of business. In order to improve its loan quality, MUFG Bank and Mitsubishi UFJ Trust and Banking actively disposed of nonperforming loans. Most of the nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of MUFG Bank and Mitsubishi UFJ Trust and Banking generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net gains on the sales of loans were ¥19,466 million, ¥2,976 million and ¥20,696 million for the fiscal years ended March 31, 2017, 2018 and 2019, respectively.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2018 and 2019, outstanding loans to such related parties were not material.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2017, 2018 and 2019, there were no loans to related parties that were charged off. Additionally, at March 31, 2017, 2018, and 2019, there were no loans to related parties that were impaired.